Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable And Accrued Liabilities [Abstract]
Summary of Accounts Payable And Accrued Liabilities

	December 31, 2022	December 31, 2021
Trade payables	$122,508	$109,297
Accrued liabilities	103,520	75,201
Income taxes payable	9,379	5,611
VAT and other taxes payable	4,401	7
	$239,808	$190,116